Discontinued operations and assets and liabilities of disposal groups - Profit (loss) from discontinued operations, net of tax (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Interest receivable		£ 12,637	£ 9,234	[1]	£ 9,711	[1]
Net interest income		9,842	7,535	[1]	7,389	[1]
Non-interest income		3,314	2,894	[1]	3,014	[1]
Total income		13,156	10,429	[1]	10,403	[1]
Operating expenses		(7,687)	(7,758)	[1]	(7,858)	[1]
Profit before impairment losses/releases		5,469	2,671	[1]	2,545	[1]
Impairment releases		337	(1,173)	[1]	3,098	[1]
Operating (loss)/profit before tax		5,132	3,844	[1]	(553)	[1]
(Loss)/profit from discontinued operations, net of tax	[2]	(262)	464	[1]	193	[1]
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Interest receivable		177	339		360
Net interest income		177	339		360
Non-interest income		(472)	13		33
Total income		(295)	352		393
Operating expenses		(38)	(47)		(47)
Profit before impairment losses/releases		(333)	305		346
Impairment releases		(71)	(162)		144
Operating (loss)/profit before tax		(262)	467		202
Tax charge			(3)		(9)
(Loss)/profit from discontinued operations, net of tax		£ (262)	£ 464		£ 193

[1]	Comparative results have been re-presented from those previously published to reclassify certain items as discontinued operations as described in Note 8 to the consolidated financial statements.
[2]	The results of discontinued operations, comprising the post-tax profit, is shown as a single amount on the face of the income statement. An analysis of this amount is presented in Note 8 to the consolidated financial statements.